July 20, 2016

VIA EDGAR

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE:	CRM Mutual Fund Trust (the “Trust”)

                File Nos. 333-123998/811-21749

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the CRM Long/Short Opportunities Fund, a new series of the Trust, as certification that the Prospectus and Statement of Additional Information, each dated July 18, 2016, do not differ from those contained in Post-Effective Amendment No. 27 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed electronically on July 15, 2016 (Accession No. 0001193125-16-649316).

If you have any questions concerning this filing, please contact the undersigned at (212) 326-5334.

Very truly yours,

/s/ Steven A. Yadegari
Steven A. Yadegari
Secretary and Chief Legal Officer
CRM Mutual Fund Trust

cc:	I. Sajous

    J. Kantrowitz

    E. Blanchard